Supplemental Oil And Gas Information - Additional Information (Detail) - Bcfe	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reserve Quantities [Line Items]
Upward revisions in proved reserve	233	261
Downward price revisions in proved reserve	189
Extensions and discoveries	74	254	149
Divestiture of oil and gas properties in other noncore areas	44
Decrease in reserve	166
Reclassification of proved undeveloped resources to proved developed	231
Upward revisions due to updated well performance data	286
Downward revisions due to uneconomic vertical proved undeveloped reserve	221
Terryville Acquisition [Member]
Reserve Quantities [Line Items]
Multiple acquisitions	27	31